Related party transactions and balances (Details Narrative) - CAD ($)			12 Months Ended
	Aug. 19, 2021	Aug. 27, 2019	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables			$ 67,180	$ 3,734,410
Loand receviable			50,935	176,931
Net income from investment			1,175,841	200,550
A i g e sports l p [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities.				29,952
Surge e sports llc [member]
IfrsStatementLineItems [Line Items]
Other receivables				3,225,177
Accounts payable and accrued liabilities.				24,427
Omnia s p a [member] | Business combinations [member]
IfrsStatementLineItems [Line Items]
Description of acquuisition	As of July 19, 2021, Blue Ant held less than 10% of the issued outstanding common shares of the Company and is no longer a related party of the Company. During the period from January 1, 2021 to July 19, 2021, the Company earned media revenue of $394,373 and incurred cost of sales of $41,109 from Blue Ant and its affiliated companies. See Note 18 for information relating to the VTB loan payable to Blue Ant.
Rivonia capital inc [member]
IfrsStatementLineItems [Line Items]
Recognized consulting expenses			75,022	75,012
Accounts payable and accrued liabilities.			7,063	14,125
Franchise agency llc [member]
IfrsStatementLineItems [Line Items]
Recognized consulting expenses			0	74,253
Accounts payable and accrued liabilities.			0	55,654
Board [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities.			235,851	265,698
Fee and commissionExpense			400,894	410,550
A f k media [member]
IfrsStatementLineItems [Line Items]
Other receivables			67,180	56,503
Advertising revenue			0	49,857
President one [member]
IfrsStatementLineItems [Line Items]
Loand receviable			0	80,297
Chief corporate officer [member]
IfrsStatementLineItems [Line Items]
Loand receviable			0	45,698
Management services agreement [member] | A i g e sports l p [member]
IfrsStatementLineItems [Line Items]
Description of management		the Company is to provide a series of esports management services for a base compensation of $100,000 per month, plus an annual amount of USD $250,000, as well as other additional amounts receivable upon certain milestones relating to the performance of the esports teams under management. Pursuant to the Master SA, the Company receives a range of marketing and consulting services at a cost of $100,000 per month,
Recognized management revenue			0	379,125
Recognized consulting expenses			0	379,125
Other receivables				452,730
Exchange of marketing rights and benefits agreement [member] | A i g e sports l p [member]
IfrsStatementLineItems [Line Items]
Advertising revenue			$ 0	16,578
Contract liabilities for media advertising services				$ 55,434